Related Party Transactions (Details) - Schedule of Balances with Related Parties - USD ($)		Jun. 30, 2023		Jun. 30, 2022
Accounts receivable - related parties
Accounts receivable - related parties		$ 629,652		$ 95,549
Prepayments - related parties
Prepayments - related parties				313,678
Accounts payable - related parties
Accounts payable - related parties		70,989
Advance from customers - related parties
Advance from customers - related parties				268,905
Due from related parties (5)
Due from related parties				89,578
Due to related parties (5)
Due to related parties	[1]	57,921		12,992,961
Deferred revenue – related parties
Deferred revenue – related parties				63,911
Shanghai Saimeite [Member]
Accounts receivable - related parties
Accounts receivable - related parties				95,549
Beijing Huatu [Member]
Accounts receivable - related parties
Accounts receivable - related parties
Advance from customers - related parties
Advance from customers - related parties				254,113
Deferred revenue – related parties
Deferred revenue – related parties				63,911
Jinan Zhongshi Huiyun [Member]
Accounts receivable - related parties
Accounts receivable - related parties		629,652
Prepayments - related parties
Prepayments - related parties				313,678
Accounts payable - related parties
Accounts payable - related parties		70,562
Due to related parties (5)
Due to related parties		33,098	[1]
Shenzhen Zhixie Yunbi [Member]
Accounts payable - related parties
Accounts payable - related parties		427
Saimeite [Member]
Advance from customers - related parties
Advance from customers - related parties				14,792
Wuhan Qiyunshilian [Member]
Due from related parties (5)
Due from related parties	[2]			89,578
Gangjiang Li [Member]
Due to related parties (5)
Due to related parties	[1],[3]			10,000,000
Beijing Credit Chain [Member]
Due to related parties (5)
Due to related parties	[1],[4]			1,492,961
Duo Duo International Limited [Member]
Due to related parties (5)
Due to related parties	[1],[5]			1,500,000
Nanjing Guosheng Huaxing [Member]
Due to related parties (5)
Due to related parties		$ 24,823	[1]

[1]	Represented the outstanding loans to or loan from these related parties as of June 30, 2023 and 2022. These borrowings are non-secured and interest-free. The Company also conducted the following borrowings and lending transactions with related parties:
[2]	In February 2021, BaiJiaYun VIE made an interest-free loan of $453,028 to Wuhan Qiyunshilian to support its working capital as the related party just commenced its operations. The loan was originally payable in February 2022 and was extended to February 2023 subsequently. The loan was fully collected as of July 22, 2022. In addition, in March 2022, BJY entered into a line of credit agreement with Wuhan Qiyunshilian under which Wuhan Qiyunshilian may borrow an aggregate of approximately $0.3 million (or RMB2 million) for working capital needs. Borrowings under the line of credit are non-secured and interest-free. No amount is currently outstanding under the line of credit as of June 30, 2023.
[3]	In July 2021, BJY borrowed $2.1 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on December 31, 2021. The borrowing is repaid in full in December 2021. In January 2022, BJY borrowed $10 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on January 28, 2022. The borrowing is repaid in full in January 2022. In April 2022, BJY borrowed $10 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on December 31, 2022. The borrowing is repaid in full in July 2022. In October 2022, BJY borrowed $5 million from Gangjiang Li. The borrowing is non-secured, interest free and due on December 31, 2022 and was repaid in full in December 2022. In January 2023, the Company borrowed $1 million from Gangjiang Li. The borrowing is non-secured, interest free and due on January 31, 2024 and was repaid by the Company in full in February 2023.
[4]	In April 2022, BJY borrowed approximately $1.5 million (or RMB10 million) from Beijing Credit Chain. The borrowing is non-secured, interest-free and due on July 31, 2022. The borrowing is repaid in full in July 2022.
[5]	In February 2022, BJY borrowed $4 million from Duo Duo international Limited and its shareholder, Xin Zhang. The borrowing is non-secured, interest-free and due on February 28, 2023. The borrowing is repaid in full in February 2022. In 61 April 2022, BJY borrowed $1.5 million from Duo Duo International Limited. The borrowing is non-secured, interest-free and due on July 31, 2022. The borrowing is repaid in full in October 2022.